Equity Investments in Unconsolidated Subsidiaries - Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 28, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
NGHC's 50% ownership interest	$ 142,473	$ 133,193
VIE, Not primary beneficiary | LSC Entities
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	276,199	233,024
Total assets	291,300	270,758
Total liabilities	19,424	18,387
Members' equity	271,876	252,371
NGHC's 50% ownership interest	135,938	126,186	94,296		66,484
VIE, Not primary beneficiary | Tiger
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	155,897	153,684
Total assets	166,507	163,169
Total liabilities	15,687	16,797
Members' equity	150,820	146,372
NGHC's 50% ownership interest	75,410	73,186	66,162		58,273
VIE, Not primary beneficiary | AMT Alpha
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	14,787	14,366
Total assets	15,224	14,416
Total liabilities	1,353	1,342
Members' equity	13,871	13,074
NGHC's 50% ownership interest	6,935	6,537	6,568		8,211
VIE, Not primary beneficiary | AMTCH
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	64,210	64,974
Total assets	66,716	66,168
Total liabilities	416	236
Members' equity	66,300	65,932
NGHC's 50% ownership interest	33,150	32,966	21,566	22,411	0
VIE, Not primary beneficiary | AMTCH II
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	41,305	0
Total assets	42,853	27,005
Total liabilities	1,968	12
Members' equity	40,885	26,993
NGHC's 50% ownership interest	20,443	13,497
VIE, Not primary beneficiary | East Ninth & Superior
Schedule of Equity Method Investments [Line Items]
Total assets	46,506	47,388
Total liabilities	33,438	33,642
Members' equity	13,068	13,746
NGHC's 50% ownership interest	6,534	6,872	7,424		6,737
VIE, Not primary beneficiary | 800 Superior, LLC
Schedule of Equity Method Investments [Line Items]
Total assets	25,514	26,528
Total liabilities	20,546	20,801
Members' equity	4,968	5,727
NGHC's 50% ownership interest	2,484	2,863	3,211		2,671
VIE, Not primary beneficiary | East Ninth & Superior, LLC
Schedule of Equity Method Investments [Line Items]
Total assets	20,992	20,860
Total liabilities	12,892	12,841
Members' equity	8,100	8,019
NGHC's 50% ownership interest	$ 4,050	$ 4,009	$ 4,213		$ 4,066